Schedule H, Line 4i: Schedule of Assets (Held at End of Year) (Details) - EBP 033	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	033
Entity tax identification number	46-4559529
Participant Loans	$ 3,136,750
Total assets	$ 76,575,026
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Fixed interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Fixed interest rate	9.50%
Investment, Identifier [Axis]: American Funds Growth Fund of Amer R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 2,738,396
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,487,409
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,760,844
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,155,794
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,415,496
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,142,430
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,083,775
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,844,637
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,160,666
Investment, Identifier [Axis]: BlackRock LifePath Index 2070 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	77,710
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,839,324
Investment, Identifier [Axis]: Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,431,671
Investment, Identifier [Axis]: Fidelity Government Money Market Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	45,470
Investment, Identifier [Axis]: Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	698,768
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	515,764
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	646,446
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	230,758
Investment, Identifier [Axis]: Great Gray EUPAC Trust Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	225,794
Investment, Identifier [Axis]: Large Cap Value Fund II Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	507,789
Investment, Identifier [Axis]: Lord Abbett Core Bond CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	387,893
Investment, Identifier [Axis]: MassMutual Stable Value Core
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,309,589
Investment, Identifier [Axis]: Mid Cap Growth Fund II Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	493,266
Investment, Identifier [Axis]: Mid Cap Value Fund Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	152,011
Investment, Identifier [Axis]: PIMCO Income Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	143,937
Investment, Identifier [Axis]: Rayonier Advanced Materials Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,018,183
Investment, Identifier [Axis]: Small Cap Growth Fund Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	476,087
Investment, Identifier [Axis]: Small Cap Value Fund III Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 448,369